Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000244000 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	QRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$110	0.93%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2026, the FPA Queens Road Small Cap Value Fund's Investor Class (QRSVX, “Fund”) had positive performance of 35.56%. Despite the strong absolute number, the Fund underperformed its benchmark, the Russell 2000 Value Index (“Index”), by approximately 880 basis points (bps) as the Index returned 44.36% for the same period.
The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, with an understanding that the portfolio may lag particularly during robust positive market environments. This was the experience over the most recent trailing twelve months, so the portfolio has continued to perform in line with expectations.
TOP PERFORMANCE CONTRIBUTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc.). Although its end markets can be cyclical, competitive dynamics are stable and Vishay benefits from incremental growth in electric vehicles and industrial electrification. The industry is emerging from a cyclical downturn following the excesses and component hoarding of the Covid era. Vishay is seeing strong bookings and revenue growth across all end markets, especially industrial, including power grid applications, and its “other” category, which includes computing and AI applications. Following its April 2024 Investor Day, Vishay has been aggressively investing in sales and manufacturing capacity. Vishay is also strategically changing a company culture that was notably staid and overly-conservative. We are starting to see green shoots from these efforts.  We are cautiously optimistic about Vishay’s growth plans, but the share price has risen dramatically and the changing risk/reward dictated that we trim our position.
TD Synnex (SNX) is the largest IT distributor globally. The company has done a good job diversifying away from its historical position in hardware (PCs, peripherals, servers, networking equipment, etc.) and into software, security and services. TD Synnex is modestly levered and uses its cash flow to repurchase shares and pay dividends. The company reported blow-out earnings on March 31, 2026, which caused the stock price to jump. We think that TD Synnex is exceptionally well run, has scale and scope advantages against smaller competitors and that profits should continue to grow with IT spending at a GDP+ rate. SNX trades at roughly 11x forward earnings and continues to be a top 5 holding for the Fund, by position size.
Fabrinet (FN) is a contract manufacturer specializing in optical networking equipment and modules. This is complex work at small scales, and Fabrinet dominates its niche. The company has experienced impressive historical revenue growth and growing operating margins. Fabrinet’s highest bandwidth products are finding increasing demand in data centers, especially those data centers used to train artificial intelligence models. In 2023, Fabrinet disclosed that Nvidia is a 10% customer. FN’s stock price has more than doubled since April of 2025 on rising expectations for data center spending. We believe such spending, as capitalized in FN’s stock price, may have gotten ahead of itself and have been trimming. But the need for high bandwidth networking will continue, Fabrinet dominates its core telecom and data center markets and has prudently diversified into a handful of other niches that reward precise assembly at small scale. We believe Fabrinet will be a “compounder” for many years, and we continue to hold a position.
TOP PERFORMANCE DETRACTORS*
RLI Corp (RLI) is a specialty property and casualty insurer. The company is selective in writing business. Its diversified lines include niche areas such as school buses, Hawaii homeowners, and surety. RLI’s unique culture, incentive structures and willingness to walk away from unprofitable business have historically led to exceptional financial performance. From 2015 through 2024, the company’s combined ratio has averaged 89.3% and its ROE has averaged 16.6% despite being weighed down by excess capital. We have owned RLI since 2011 and the stock usually commands a premium valuation – we were pleased to be able to add to our position at roughly 20x this year’s earnings.
Sprouts Farmers Market (SFM) is a supermarket chain focusing on fresh, natural, and organic products. The company has strong operating margins, attractive returns on capital, and excellent new store economics. Through April 2025, SFM’s stock performed extremely well in concert with strong revenue growth and rising earnings estimates. As SFM’s valuation increased, we trimmed our position in late 2024 and early 2025. Then, when growth slowed in the second half of 2025, SFM’s share price collapsed. Today, SFM trades at a low-teens multiple of forward earnings and we are comfortable holding a mid-sized position.
Concentrix (CNXC) is one of two top customer experience (CX) vendors globally. The company began by managing call centers but has since evolved into a high-tech business process outsourcer (BPO) that also designs and runs customer-facing websites and apps, integrates the data, and optimizes a client’s customer interactions. The March 2023 acquisition of WebHelp helped consolidate the industry but left the company with roughly three turns of debt. Over the past two years, growth and margins have declined, and the market is concerned that Concentrix’s core businesses are being disrupted by AI. The company trades at very low valuation multiples, but we share the market’s concern and currently hold less than 50 bps of CNXC as of May 31, 2026.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. A copy of the methodology used and a list of every holding’s contribution to the overall Fund’s performance during the quarter to date (QTD) and year to date (YTD) is available by contacting crm@fpa.com. Company descriptions were developed by the investment team and unless otherwise noted reflect the most recent data made available by the companies or third-party research firms the investment team believe to be reliable. Past performance is no guarantee, nor is it indicative, of future results.
Fund returns in the summary or results paragraph are based on the QRSVX – Investor Class Shares and shown on a net basis. Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Forward earnings are an estimate of the next period’s earnings of a company, usually through the completion of the current fiscal year and sometimes to the following fiscal year.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is intended to provide a cushion between the purchase price and the portfolio manager's estimate of intrinsic value in the event of an unexpected occurrence or analytical error. A purchase made with a margin of safety does not guarantee the security will not decline in price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	35.56%	11.16%	11.42%
Russell 3000 Index	29.45%	12.92%	15.12%
Russell 2000® Value Index	44.36%	7.27%	10.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 1,353,352,843
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,179,100
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,353,352,843
Total number of portfolio holdings	48
Total advisory fees paid (net)	$7,179,100
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244002 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	QRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2026, the FPA Queens Road Small Cap Value Fund's Institutional Class (QRSIX, “Fund”) had positive performance of 35.76%. Despite the strong absolute number, the Fund underperformed its benchmark, the Russell 2000 Value Index (“Index”), by approximately 860 basis points (bps) as the Index returned 44.36% for the same period.
The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, with an understanding that the portfolio may lag particularly during robust positive market environments. This was the experience over the most recent trailing twelve months, so the portfolio has continued to perform in line with expectations.
TOP PERFORMANCE CONTRIBUTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc.). Although its end markets can be cyclical, competitive dynamics are stable and Vishay benefits from incremental growth in electric vehicles and industrial electrification. The industry is emerging from a cyclical downturn following the excesses and component hoarding of the Covid era. Vishay is seeing strong bookings and revenue growth across all end markets, especially industrial, including power grid applications, and its “other” category, which includes computing and AI applications. Following its April 2024 Investor Day, Vishay has been aggressively investing in sales and manufacturing capacity. Vishay is also strategically changing a company culture that was notably staid and overly-conservative. We are starting to see green shoots from these efforts.  We are cautiously optimistic about Vishay’s growth plans, but the share price has risen dramatically and the changing risk/reward dictated that we trim our position.
TD Synnex (SNX) is the largest IT distributor globally. The company has done a good job diversifying away from its historical position in hardware (PCs, peripherals, servers, networking equipment, etc.) and into software, security and services. TD Synnex is modestly levered and uses its cash flow to repurchase shares and pay dividends. The company reported blow-out earnings on March 31, 2026, which caused the stock price to jump. We think that TD Synnex is exceptionally well run, has scale and scope advantages against smaller competitors and that profits should continue to grow with IT spending at a GDP+ rate. SNX trades at roughly 11x forward earnings and continues to be a top 5 holding for the Fund, by position size.
Fabrinet (FN) is a contract manufacturer specializing in optical networking equipment and modules. This is complex work at small scales, and Fabrinet dominates its niche. The company has experienced impressive historical revenue growth and growing operating margins. Fabrinet’s highest bandwidth products are finding increasing demand in data centers, especially those data centers used to train artificial intelligence models. In 2023, Fabrinet disclosed that Nvidia is a 10% customer. FN’s stock price has more than doubled since April of 2025 on rising expectations for data center spending. We believe such spending, as capitalized in FN’s stock price, may have gotten ahead of itself and have been trimming. But the need for high bandwidth networking will continue, Fabrinet dominates its core telecom and data center markets and has prudently diversified into a handful of other niches that reward precise assembly at small scale. We believe Fabrinet will be a “compounder” for many years, and we continue to hold a position.
TOP PERFORMANCE DETRACTORS*
RLI Corp (RLI) is a specialty property and casualty insurer. The company is selective in writing business. Its diversified lines include niche areas such as school buses, Hawaii homeowners, and surety. RLI’s unique culture, incentive structures and willingness to walk away from unprofitable business have historically led to exceptional financial performance. From 2015 through 2024, the company’s combined ratio has averaged 89.3% and its ROE has averaged 16.6% despite being weighed down by excess capital. We have owned RLI since 2011 and the stock usually commands a premium valuation – we were pleased to be able to add to our position at roughly 20x this year’s earnings.
Sprouts Farmers Market (SFM) is a supermarket chain focusing on fresh, natural, and organic products. The company has strong operating margins, attractive returns on capital, and excellent new store economics. Through April 2025, SFM’s stock performed extremely well in concert with strong revenue growth and rising earnings estimates. As SFM’s valuation increased, we trimmed our position in late 2024 and early 2025. Then, when growth slowed in the second half of 2025, SFM’s share price collapsed. Today, SFM trades at a low-teens multiple of forward earnings and we are comfortable holding a mid-sized position.
Concentrix (CNXC) is one of two top customer experience (CX) vendors globally. The company began by managing call centers but has since evolved into a high-tech business process outsourcer (BPO) that also designs and runs customer-facing websites and apps, integrates the data, and optimizes a client’s customer interactions. The March 2023 acquisition of WebHelp helped consolidate the industry but left the company with roughly three turns of debt. Over the past two years, growth and margins have declined, and the market is concerned that Concentrix’s core businesses are being disrupted by AI. The company trades at very low valuation multiples, but we share the market’s concern and currently hold less than 50 bps of CNXC as of May 31, 2026.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. A copy of the methodology used and a list of every holding’s contribution to the overall Fund’s performance during the quarter to date (QTD) and year to date (YTD) is available by contacting crm@fpa.com. Company descriptions were developed by the investment team and unless otherwise noted reflect the most recent data made available by the companies or third-party research firms the investment team believe to be reliable. Past performance is no guarantee, nor is it indicative, of future results.
Fund returns in the summary or results paragraph are based on the QRSIX – Institutional Class Shares and shown on a net basis. Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Forward earnings are an estimate of the next period’s earnings of a company, usually through the completion of the current fiscal year and sometimes to the following fiscal year.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is intended to provide a cushion between the purchase price and the portfolio manager's estimate of intrinsic value in the event of an unexpected occurrence or analytical error. A purchase made with a margin of safety does not guarantee the security will not decline in price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	35.76%	11.34%	15.09%
Russell 3000 Index	29.45%	12.92%	14.99%
Russell 2000® Value Index	44.36%	7.27%	12.95%
1	Institutional Class commenced operations on December 1, 2020.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 1,353,352,843
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,179,100
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,353,352,843
Total number of portfolio holdings	48
Total advisory fees paid (net)	$7,179,100
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244001 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	QRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2026, the FPA Queens Road Small Cap Value Fund's Advisor Class (QRSAX, “Fund”) had positive performance of 35.54%. Despite the strong absolute number, the Fund underperformed its benchmark, the Russell 2000 Value Index (“Index”), by approximately 882 basis points (bps) as the Index returned 44.36% for the same period.
The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, with an understanding that the portfolio may lag particularly during robust positive market environments. This was the experience over the most recent trailing twelve months, so the portfolio has continued to perform in line with expectations.
TOP PERFORMANCE CONTRIBUTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc.). Although its end markets can be cyclical, competitive dynamics are stable and Vishay benefits from incremental growth in electric vehicles and industrial electrification. The industry is emerging from a cyclical downturn following the excesses and component hoarding of the Covid era. Vishay is seeing strong bookings and revenue growth across all end markets, especially industrial, including power grid applications, and its “other” category, which includes computing and AI applications. Following its April 2024 Investor Day, Vishay has been aggressively investing in sales and manufacturing capacity. Vishay is also strategically changing a company culture that was notably staid and overly-conservative. We are starting to see green shoots from these efforts.  We are cautiously optimistic about Vishay’s growth plans, but the share price has risen dramatically and the changing risk/reward dictated that we trim our position.
TD Synnex (SNX) is the largest IT distributor globally. The company has done a good job diversifying away from its historical position in hardware (PCs, peripherals, servers, networking equipment, etc.) and into software, security and services. TD Synnex is modestly levered and uses its cash flow to repurchase shares and pay dividends. The company reported blow-out earnings on March 31, 2026, which caused the stock price to jump. We think that TD Synnex is exceptionally well run, has scale and scope advantages against smaller competitors and that profits should continue to grow with IT spending at a GDP+ rate. SNX trades at roughly 11x forward earnings and continues to be a top 5 holding for the Fund, by position size.
Fabrinet (FN) is a contract manufacturer specializing in optical networking equipment and modules. This is complex work at small scales, and Fabrinet dominates its niche. The company has experienced impressive historical revenue growth and growing operating margins. Fabrinet’s highest bandwidth products are finding increasing demand in data centers, especially those data centers used to train artificial intelligence models. In 2023, Fabrinet disclosed that Nvidia is a 10% customer. FN’s stock price has more than doubled since April of 2025 on rising expectations for data center spending. We believe such spending, as capitalized in FN’s stock price, may have gotten ahead of itself and have been trimming. But the need for high bandwidth networking will continue, Fabrinet dominates its core telecom and data center markets and has prudently diversified into a handful of other niches that reward precise assembly at small scale. We believe Fabrinet will be a “compounder” for many years, and we continue to hold a position.
TOP PERFORMANCE DETRACTORS*
RLI Corp (RLI) is a specialty property and casualty insurer. The company is selective in writing business. Its diversified lines include niche areas such as school buses, Hawaii homeowners, and surety. RLI’s unique culture, incentive structures and willingness to walk away from unprofitable business have historically led to exceptional financial performance. From 2015 through 2024, the company’s combined ratio has averaged 89.3% and its ROE has averaged 16.6% despite being weighed down by excess capital. We have owned RLI since 2011 and the stock usually commands a premium valuation – we were pleased to be able to add to our position at roughly 20x this year’s earnings.
Sprouts Farmers Market (SFM) is a supermarket chain focusing on fresh, natural, and organic products. The company has strong operating margins, attractive returns on capital, and excellent new store economics. Through April 2025, SFM’s stock performed extremely well in concert with strong revenue growth and rising earnings estimates. As SFM’s valuation increased, we trimmed our position in late 2024 and early 2025. Then, when growth slowed in the second half of 2025, SFM’s share price collapsed. Today, SFM trades at a low-teens multiple of forward earnings and we are comfortable holding a mid-sized position.
Concentrix (CNXC) is one of two top customer experience (CX) vendors globally. The company began by managing call centers but has since evolved into a high-tech business process outsourcer (BPO) that also designs and runs customer-facing websites and apps, integrates the data, and optimizes a client’s customer interactions. The March 2023 acquisition of WebHelp helped consolidate the industry but left the company with roughly three turns of debt. Over the past two years, growth and margins have declined, and the market is concerned that Concentrix’s core businesses are being disrupted by AI. The company trades at very low valuation multiples, but we share the market’s concern and currently hold less than 50 bps of CNXC as of May 31, 2026.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. A copy of the methodology used and a list of every holding’s contribution to the overall Fund’s performance during the quarter to date (QTD) and year to date (YTD) is available by contacting crm@fpa.com. Company descriptions were developed by the investment team and unless otherwise noted reflect the most recent data made available by the companies or third-party research firms the investment team believe to be reliable. Past performance is no guarantee, nor is it indicative, of future results.
Fund returns in the summary or results paragraph are based on the QRSAX – Advisor Class Shares and shown on a net basis. Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Forward earnings are an estimate of the next period’s earnings of a company, usually through the completion of the current fiscal year and sometimes to the following fiscal year.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is intended to provide a cushion between the purchase price and the portfolio manager's estimate of intrinsic value in the event of an unexpected occurrence or analytical error. A purchase made with a margin of safety does not guarantee the security will not decline in price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	35.54%	11.19%	14.95%
Russell 3000 Index	29.45%	12.92%	14.99%
Russell 2000® Value Index	44.36%	7.27%	12.95%
1	Advisor Class commenced operations on December 1, 2020.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 1,353,352,843
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,179,100
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,353,352,843
Total number of portfolio holdings	48
Total advisory fees paid (net)	$7,179,100
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
Vishay Intertechnology, Inc.	4.9%
Arrow Electronics, Inc.	3.9%
Vanguard 0-3 Month Treasury Bill ETF, 0.216%	3.4%
Synaptics, Inc.	3.4%
Littelfuse, Inc.	3.2%
UGI Corp.	3.2%
New Jersey Resources Corp.	2.9%
RLI Corp.	2.8%
PVH Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243218 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Value Fund
Class Name	FPA Queens Road Value Fund
Trading Symbol	QRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-value-fund
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending May 31, 2026, the FPA Queens Road Value Fund’s (QRVLX, “Fund”) net return was 16.31%, which includes reinvestment of all distributions. The S&P 500 Value Index (“Index”) return for the same period was 22.70%.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
For the 12 months ending May 31, 2026, we believe the portfolio performed relatively well given the narrowness and extent of market leadership. This was most apparent in the performance of Information Technology (“Tech”) relative to other sectors. Over the course of the period, the Tech sector within the Index was up over 60% followed by Energy which delivered a return of approximately 43%, and Materials which gained roughly 20%. From a sector positioning perspective, the Fund is underweight Tech (roughly 13% vs. the Index’s 22% weighting) and is void of any investments in the Energy and Materials sectors. However, the Fund’s stock selection within Tech meaningfully outperformed the Index constituents, which helped the Fund keep the amount of underperformance to a reasonable level and consistent with expectations. It is the team’s belief that the portfolio is likely to lag during robust (positive) market environments. This was the experience over the most recent trailing twelve months, so the portfolio has continued to perform in line with expectations.
The biggest area of weakness in terms of stock selection for the period was seen within Financials where shares of Ameriprise, Berkshire Hathaway and Fiserv were down during the period. Similarly, within Consumer Discretionary, shares of McDonalds also declined. It should be noted that shares of Fiserv were sold out of the portfolio towards the end of calendar year 2025.
On the positive side, the Fund’s three holdings within Tech (Intel, Oracle, and Cisco Systems) were also the three largest contributors to performance for the period, followed by shares of Eaton Corp within the Industrial sector and Bank of New York Mellon within Financials.
The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. A copy of the methodology used and a list of every holding’s contribution to the overall Fund’s performance during the quarter to date (QTD) and year to date (YTD) is available by contacting crm@fpa.com. Company descriptions were developed by the investment team and unless otherwise noted reflect the most recent data made available by the companies or third-party research firms the investment team believe to be reliable.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. S&P 500 Value Index measures constituents from the S&P 500 Index that are classified as value stocks based on three factors: the ratios of book value, earnings, and sales to price. The index is a modified market cap-weighted index. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Value Fund (QRVLX)	16.31%	9.75%	11.72%
S&P 500® Index	29.78%	14.15%	15.65%
S&P 500® Value Index	22.70%	11.03%	12.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-value-fund for the most recent performance information.
Net Assets	$ 56,469,271
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 136,554
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,469,271
Total number of portfolio holdings	29
Total advisory fees paid (net)	$136,554
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	7.3%
Trane Technologies PLC	7.3%
Eaton Corp. PLC	7.1%
American Express Co.	6.2%
Intel Corp.	5.3%
General Dynamics Corp.	4.9%
JPMorgan Chase & Co.	4.8%
Ameriprise Financial, Inc.	4.7%
Cisco Systems, Inc.	4.4%
Berkshire Hathaway, Inc. - Class A	3.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	7.3%
Trane Technologies PLC	7.3%
Eaton Corp. PLC	7.1%
American Express Co.	6.2%
Intel Corp.	5.3%
General Dynamics Corp.	4.9%
JPMorgan Chase & Co.	4.8%
Ameriprise Financial, Inc.	4.7%
Cisco Systems, Inc.	4.4%
Berkshire Hathaway, Inc. - Class A	3.8%

Material Fund Change [Text Block]
Material Fund Changes
On October 1, 2025, the Adviser agreed to limit the annual fund operating expenses to 0.73%. Prior to October 1, 2025, the Adviser had contractually agreed to limit the annual fund operating expenses to 0.65%.
On October 14, 2025, based on the recommendation of the Fund’s adviser, First Pacific Advisors, L.P. (the “Adviser”) and the Fund’s sub-adviser, Bragg Financial Advisors, Inc. (the “Sub-Adviser”), the Board of Trustees of the Trust has approved the reorganization of the Fund (the “Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization of the Fund is subject to approval by its shareholders and will occur pursuant to an Agreement and Plan of Reorganization whereby the Fund will transfer all of its assets and liabilities to the FPA Queens Road Value ETF (the “ETF”), a newly created series of the Trust. If approved, each shareholder of the Fund will receive shares of the ETF and/or cash equal to the value of the shares of the Fund owned by the shareholder.
At the meeting held on April 6, 2026, shareholders of the Fund approved the Reorganization, and the results of the shareholder meeting are disclosed on Supplemental Information page. The Reorganization is expected to take effect in the fourth quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2025 at https://fpa.com/funds/overview/fpa-queens-value-fund.

Material Fund Change Expenses [Text Block]
On October 1, 2025, the Adviser agreed to limit the annual fund operating expenses to 0.73%. Prior to October 1, 2025, the Adviser had contractually agreed to limit the annual fund operating expenses to 0.65%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2025 at https://fpa.com/funds/overview/fpa-queens-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.